Additional Information - Summary of Movement in Changes in the Standardised Measure (Detail) - Exploration and evaluation assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Changes In Standardised Measure [Line Items]
Standardised measure at the beginning of the year	$ 15,737	$ 5,084	$ 10,324
Prices, net of production costs	22,558	7,741	(5,800)
Changes in future development costs	(873)	20	(29)
Revisions of reserves quantity estimates	5,898	2,109	269
Accretion of discount	4,051	430	1,038
Changes in production timing and other	2,371	3,485	(1,180)
Sales of oil and gas, net of production costs	(10,202)	(5,698)	(2,666)
Acquisitions of reserves-in-place	28,309
Sales of reserves-in-place	0
Previously estimated development costs incurred	3,339	565	702
Extensions, discoveries, and improved recoveries, net of future costs		8,346	44
Changes in future income taxes	(17,045)	(6,345)	2,382
Standardised measure at the end of the year	$ 54,143	$ 15,737	$ 5,084